Total
T. Rowe Price Retirement I 2010 Fund-I Class
Fees and Expenses of the Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Retirement I 2010 Fund-I Class Retirement I 2010 Fund—I Class
Management fees	0.34%	[1],[2]
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.34%	[1]
[1]	Restated to reflect current fees.
[2]	The management fee is based on a predetermined contractual fee schedule, which is set forth under “The Management Fee” in section 2 of the fund’s prospectus. The fee schedule can only be changed with approval by the fund’s Board of Directors, and, if required by SEC rules, the fund’s shareholders.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	T. Rowe Price Retirement I 2010 Fund-I Class Retirement I 2010 Fund—I Class USD ($)
1 Year	$ 35
3 Years	109
5 Years	191
10 Years	$ 431

Supplement to Prospectus Dated October 1, 2020, as supplemented

The fund pays T. Rowe Price an all-inclusive management fee that covers investment management and all of the fund’s operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and any acquired fund fees and expenses. In accordance with a predetermined contractual fee schedule, the all-inclusive management fee rate for the T. Rowe Price Retirement I Funds generally starts to decline around the time a fund begins reducing its overall stock exposure and then continues to decline over time as a fund nears and then passes its predetermined target date.

Effective July 1, 2021, the contractual fee schedule for the T. Rowe Price Retirement I Funds will be revised to reflect reductions to the all-inclusive management fee across all years of the fee schedule.

To reflect the new management fee rate, effective July 1, 2021, the fee table and expense example in section 1 are revised as follows: